LONG TERM DEBT (10-Q) (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended				0 Months Ended	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Apr. 02, 2011	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 11.75% Senior Secured Notes [Member]	Feb. 11, 2011 11.75% Senior Secured Notes [Member]	Mar. 13, 2011 11.75% Senior Secured Notes [Member]	Sep. 29, 2012 11.75% Senior Secured Notes [Member]	Oct. 01, 2011 11.75% Senior Secured Notes [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Oct. 01, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 8.25% Senior Secured Notes due 2018 [Member]	Feb. 16, 2010 9% Senior Subordinated Notes [Member]	Jan. 11, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 9% Senior Subordinated Notes [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 Senior Secured Notes 11.75% Tender premium [Member]	Dec. 31, 2010 Senior Secured Notes 11.75% Tender premium [Member]	Sep. 29, 2012 11.75% Senior Secured Notes unamortized discount [Member]	Oct. 01, 2011 11.75% Senior Secured Notes unamortized discount [Member]	Dec. 31, 2011 11.75% Senior Secured Notes unamortized discount [Member]	Dec. 31, 2010 11.75% Senior Secured Notes unamortized discount [Member]	Sep. 29, 2012 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Dec. 31, 2011 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 Third party fees for 8.25% Senior Secured Notes [Member]	Oct. 01, 2011 Third party fees for 8.25% Senior Secured Notes [Member]	Dec. 31, 2011 Third party fees for 8.25% Senior Secured Notes [Member]	Dec. 31, 2010 Third party fees for 8.25% Senior Secured Notes [Member]	Sep. 29, 2012 Unamortized debt issuance costs for prior ABL Facility [Member]	Oct. 01, 2011 Unamortized debt issuance costs for prior ABL Facility [Member]	Dec. 31, 2011 Unamortized debt issuance costs for prior ABL Facility [Member]	Dec. 31, 2010 Unamortized debt issuance costs for prior ABL Facility [Member]	Oct. 01, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member]	Oct. 01, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes call premium [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes call premium [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes call premium [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes call premium [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized discount [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized discount [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized discount [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized discount [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 Third party fees for 9.375% unsecured notes due 2017 [Member]	Sep. 29, 2012 Ply Gem Canada [Member]	Dec. 31, 2011 Ply Gem Canada [Member]	Feb. 16, 2012 8.25% Senior Secured Notes due 2018 [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Oct. 01, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 8.25% Senior Secured Notes due 2018 [Member]	Feb. 11, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2010 8.25% Senior Secured Notes due 2018 [Member]	Feb. 11, 2011 11.75% Senior Secured Notes due 2013 [Member]	Jun. 09, 2008 11.75% Senior Secured Notes due 2013 [Member]	Oct. 01, 2011 11.75% Senior Secured Notes due 2013 [Member]	Dec. 31, 2011 11.75% Senior Secured Notes due 2013 [Member]	Dec. 31, 2010 11.75% Senior Secured Notes due 2013 [Member]	Oct. 23, 2009 11.75% Senior Secured Notes due 2013 [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Aug. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Jan. 26, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Industries [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Canada [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Canada [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2009 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2010 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Jun. 30, 2008 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Jun. 09, 2008 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Oct. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Jan. 11, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member]	Sep. 27, 2012 9.375% Senior unsecured notes due 2017 [Member]	Dec. 31, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 Maximum [Member] Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Sep. 29, 2012 Maximum [Member] Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,002,770,000				$ 1,002,770,000		$ 961,670,000	$ 894,163,000																																																				$ 40,000,000	$ 797,806,000	$ 797,806,000		$ 759,359,000		$ 0	$ 724,600,000	$ 700,000,000		$ 0	$ 717,682,000	$ 25,000,000	$ 55,000,000	$ 55,000,000										$ 30,000,000				$ 150,000,000	$ 147,311,000	$ 0		$ 146,481,000		$ 149,964,000	$ 160,000,000	$ 0
Borrowing capacity																																																																												175,000,000	197,500,000	197,500,000	15,000,000	15,000,000					150,000,000	150,000,000														212,500,000	212,500,000
Notes Due																																																													Feb. 15, 2018	Feb. 15, 2018		Feb. 15, 2018			Jun. 15, 2013			Jun. 15, 2013			Jan. 26, 2016	Jan. 26, 2016								Jun. 30, 2013							Jul. 15, 2014					Apr. 15, 2017
Interest rate on debt (in hundredths)																																																													8.25%	8.25%		8.25%			11.75%			11.75%																			13.125%	13.125%				9.375%			9.375%	9.00%	9.00%
Unamortized discount																																																												6,000,000	42,194,000	42,194,000		40,641,000	38,900,000	0				0	7,318,000																		2,689,000			3,519,000		10,036,000
Net proceeds																																																												32,700,000								693,500,000																				145,700,000					165,400,000
Transaction costs																																																												1,300,000			25,900,000	25,900,000																														2,500,000
Percentage of discount on debt offering (in hundredths)																																																																				1.00%																				3.00%
Accordion feature line increase																																																																									37,500,000	37,500,000
Percentage of eligible accordion increase taken (in hundredths)																																																																											50.00%
Debt increase capability																																																																									Has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million	Has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million
Contractual availability							151,200,000																																																																		151,200,000	151,200,000
Borrowing base availability reflecting of ABL borrowings							69,900,000																																																																		107,400,000	69,900,000
Interest rate description																																																																									Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.	Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.
Interest rate during period (in hundredths)																																																																									2.90%	2.80%
Covenant terms																																																													The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.	The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.		The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.									The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March). The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.	The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March). The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.															The indenture governing the 13.125% Senior Subordinated Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base and (b) the greater of (i) $725.0 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (ii) an amount that is three times Consolidated Cash Flow (as defined in the indenture) for the four-quarter period; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding, debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $25.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.					The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.
Percentage of equity guaranteed by parent company (in hundredths)																																																										35.00%	35.00%
Dividend and distribution restrictions																																																													Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.	Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.		Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.									Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.	Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.															Permitted dividends and distributions include those used to redeem equity of its officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $500,000 in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million. Ply Gem Industries may also pay dividends or make other distributions to Ply Gem Holdings so long as it can incur $1.00 of additional debt pursuant to the 2.00 to 1.00 consolidated interest coverage ratio test described above and so long as the aggregate amount of such dividend or distribution together with certain other dividends and distributions does not exceed 50% of consolidated net income plus certain other items.					Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.
Line of credit outstanding	55,000,000				55,000,000		55,000,000																																																																		55,000,000	55,000,000
Letters of credit outstanding																																																																									6,300,000	6,300,000
Debt maturity period																																																																																	5 years	5 years
Due date																																																																																	Jun. 30, 2013	Jun. 30, 2013
Cumulative early tender premiums																																																																					49,800,000	49,800,000
Increase in the available commitments																																																																																			25,000,000
Call premium in notes																																																																																											9,800,000			8,300,000
Accrued interest																																																																																											5,700,000
Debt principal redemption amount										6,000,000	718,600,000	400,000							141,200,000																																																																				150,000,000
Extinguishment of Debt [Line Items]
Extinguishment of debt										6,000,000	718,600,000	400,000							141,200,000																																																																				150,000,000
Debt issuance costs paid					2,644,000	26,907,000	26,984,000	5,029,000	2,528,000							13,600,000	13,600,000																					2,100,000			1,100,000	1,100,000
Debt Instrument, Call Feature															Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.		Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the aggregate amount of the 8.25 % Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.						Prior to January 15, 2012, Ply Gem Industries had the option to redeem up to 40% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 113.125% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the original aggregate principal amount of the 13.125% Senior Subordinated Notes remains outstanding after the redemption. On or after January 15, 2012, and prior to January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any. On or after January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, to the redemption date. At any time on or after January 15, 2012, Ply Gem Industries may redeem the 13.125% Senior Subordinated Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 13.125% Senior Subordinated Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.																			Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any. On or after October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.
Redemption price												103% of the principal amount thereof, plus accrued and unpaid interest.						100% of the principal amount thereof plus accrued interest.				Redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date
Tender offer price										1,029.00 per $1,000 principal	1,069.00 per $1,000 principal
Early tender payment price											40.00 per $1,000 principal
Loss on extinguishment of debt: [Abstract]
Loss on extinguishment of debt	(2,158,000)	0			(2,158,000)	(14,415,000)	(14,415,000)	0					0	(10,883,000)						0	98,187,000			(10,883,000)	0	0	(775,000)	(775,000)	0	0	(2,757,000)	(2,757,000)												(1,487,000)	0	(1,487,000)	0	(372,000)	0	(372,000)	0	(299,000)	0	(299,000)	0	0
Loss on modification of debt: [Abstract]
Gain (loss) on modification of debt	(1,449,000)	0			(1,449,000)	(13,448,000)	(13,448,000)	0																									0	(12,261,000)	(12,261,000)	0	0	(1,187,000)	(1,187,000)	0	0	(1,449,000)	0														(1,449,000)
Gain (loss) on modification or extinguishment of debt	$ (3,607,000)	$ 0	$ (27,863,000)	$ 98,200,000	$ (3,607,000)	$ (27,863,000)	$ (27,863,000)	$ 98,187,000	$ 0